Share-based Payments - Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan (Detail)	12 Months Ended
Dec. 31, 2017 shares
February, 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	19,786
Vesting conditions	15% first three anniversaries, 25% fourth anniversary, 30% fifth anniversary
Contractual life	5 years
February, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	13,709
Vesting conditions	One-third every anniversary
Contractual life	3 years
April, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	4,915
Vesting conditions	15% first three anniversaries, 25% fourth anniversary, 30% fifth anniversary
Contractual life	5 years
June, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	10,920
Vesting conditions	One-third every anniversary
Contractual life	3 years
June, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	4,912
Vesting conditions	Third anniversary
Contractual life	3 years
June 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	6,750
Vesting conditions	15% first three anniversaries, 25% fourth anniversary, 30% fifth anniversary
Contractual life	5 years
December, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	429
Vesting conditions	Third anniversary
Contractual life	3 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	19,012
Vesting conditions	One-third every anniversary
Contractual life	3 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	147,000
Vesting conditions	15% first three anniversaries, 25% fourth anniversary, 30% fifth anniversary
Contractual life	5 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	63,000
Vesting conditions	Fifth anniversary
Contractual life	5 years
May, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	7,899
Vesting conditions	15% first three anniversaries, 25% fourth anniversary, 30% fifth anniversary
Contractual life	5 years
May, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	4,739
Vesting conditions	One-third every anniversary
Contractual life	3 years
June, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	25,280
Vesting conditions	One-third every anniversary
Contractual life	3 years
June, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	7,925
Vesting conditions	Third anniversary
Contractual life	3 years
Sept, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	6,668
Vesting conditions	Third anniversary
Contractual life	3 years
Sept, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	5,005
Vesting conditions	One-third every anniversary
Contractual life	3 years
February, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	22,012
Vesting conditions	One-third every anniversary
Contractual life	3 years
June, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	11,980
Vesting conditions	One-third every anniversary
Contractual life	3 years
June, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	2,237
Vesting conditions	Third anniversary
Contractual life	3 years